Common Stock and Stock-Based Compensation - Schedule of Fair Value of Employee Service-Based Option Grants (Details) - Service-Based Stock Options [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares
Schedule of Fair Value of Employee Service-Based Option Grants [Line Items]
Expected dividend yield		[1]
Minimum [Member]
Schedule of Fair Value of Employee Service-Based Option Grants [Line Items]
Expected dividend yield
Risk-free interest rate	4.17%	[2]
Expected volatility	85.00%	[3]
Expected life (in years)	9 months 3 days	[4]
Fair value of common stock (in Dollars per share)	$ 0.34
Maximum [Member]
Schedule of Fair Value of Employee Service-Based Option Grants [Line Items]
Expected dividend yield
Risk-free interest rate	4.20%	[2]
Expected volatility	86.20%	[3]
Expected life (in years)	6 years 6 months	[4]
Fair value of common stock (in Dollars per share)	$ 9

[1]	The Company has no history or expectation of paying cash dividends on its common stock and, thus, has assumed a zero-dividend rate.
[2]	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
[3]	To determine the expected volatility used above, the Company used the average volatility of a peer group of representative public companies.
[4]	The expected life or term of the options represents the period of time that options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).